BORROWINGS	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
BORROWINGS
23.	BORROWINGS

(a)	Short-term borrowings

	As of December 31,
	2017	2018
	RMB	RMB
Short-term bank borrowings	6,046,574,490	6,916,827,666
Long-term bank borrowings—current portion	157,865,822	186,571,525
Total short-term borrowings	6,204,440,312	7,103,399,191

The short-term bank borrowings outstanding as of December 31, 2017 and December 31, 2018 carried a weighted average interest rate of 3.64% and 4.43% per annum, respectively. Included in the balance of short-term bank borrowings as of December 31, 2018 were borrowings of RMB2,263,243,803 and RMB296,502,436 which are denominated and repayable in USD and JPY, respectively.

In September 2018, Jiangxi Jinko entered into a 12-month RMB1.15 billion loan agreement with The Export-Import Bank of China. As of December 31, 2018, Jiangxi Jinko has drawn down RMB1,047,850,696 which is due and payable in 2019. The effective interest rate of the borrowing was 4.52% as of December 31, 2018.

Type of loan	As of December 31, 2018	Guarantee/Collateral
Credit loan	944,028,904		a)
Letter of credit loan	818,824,362		a)
Guaranteed by subsidiaries of the Group and/or collateralized on the Group's assets	645,197,721	Guaranteed by JinkoSolar Holding	b)
	165,396,174	Guaranteed by JinkoSolar Holding and Zhejiang Jinko	b)
	108,999,900	Guaranteed by JinkoSolar Holding and Jiangxi Jinko	b)
	941,249,834	Guaranteed by Jiangxi Jinko	b)
	10,000,000	Guaranteed by Jiangxi Jinko and Zhejiang Tradng	b)
	792,153,720	Guaranteed by Zhejiang Jinko	b)
	20,000,000	Guaranteed by Jiangxi Jinko and collateralized on Jiangxi Jinko's share	c)
	20,000,000	Collateralized on Jiangxi Jinko's share	c)
	50,000,000	Guaranteed by Jiangxi Jinko and collateralized on Yuhuan's assets of CIP	d)
	150,000,000	Collateralized on Jiangxi Jinko‘s Account receivables	e)
	159,000,000	Collateralized on Zhejiang Jinko‘s Account receivables	e)
	102,358,400	Collateralized on bank deposits of Zhejiang Jinko	f)
	33,972,840	Collateralized on bank deposits of Jiangxi Jinko	f)
	28,070,488	Collateralized on the Group's inventory	g)
	2,114,146,848	Guaranteed and collateralized on buildings, equipment and other assets of the Group	h)
Total	7,103,399,191

a)	As of December 31, 2018, the Group had short-term bank borrowings of RMB1,253,028,904 credit loans and RMB818,824,362 letter of credit loan (including RMB131,624,362 credit loans collateralized by the bank deposits of Jinko Malaysia). The remaining short-term bank borrowings of RMB5,031,545,925 were either guaranteed by other parties and/or collateralized on the Group’s assets, detailed as following:
b)	Borrowings of RMB645,197,721 guaranteed by JinkoSolar Holding, RMB165,396,174 guaranteed by JinkoSolar Holding and Zhejiang Jinko, RMB108,999,900 guaranteed by JinkoSolar Holding and Jiangxi Jinko, RMB941,249,834 guaranteed by Jiangxi Jinko, RMB10,000,000 guaranteed by Jiangxi Jinko and Zhejiang Trading, RMB792,153,720 guaranteed by Zhejiang Jinko, respectively.
c)	Borrowings of RMB20,000,000 collateralized on the Jiangxi Jinko’s share pledge and guaranteed by Jiangxi Jinko and another RMB 20,000,000 collateralized on the Jiangxi Jinko's share pledge only.
d)	Borrowings of RMB50,000,000 collateralized on the Yuhuan’s assets of construction in progress amounted to 53.7 million and also guaranteed by Jiangxi Jinko.
e)	Borrowings of RMB159,000,000 collateralized on the account receivables of Zhejiang Jinko, and borrowing of RMB150,000,000 collateralized on the account receivables of Jiangxi Jinko.
f)	Borrowings of RMB102,358,400 collateralized on the bank deposits of Zhejiang Jinko and RMB33,972,840 collateralized on the bank deposit of Jiangxi Jinko.
g)	Borrowing of RMB28,070,488 collateralized on the Group’s certain inventories.
h)	Borrowings of RMB2,114,146,848 collateralized on the Group's certain building and equipment, including RMB1,833,207,324 which were also collateralized on the Group's certain land use rights, RMB165,460,628 were also collateralized on the Group's certain inventories. In addition, included in these borrowings there were borrowings of RMB100,000,000 guaranteed by JinkoSolar Holding, RMB138,000,000 guaranteed by JinkoSolar Holding and Zhejiang Jinko, RMB506,356,628 guaranteed by Jiangxi Jinko, RMB50,000,000 guaranteed by Jiangxi Jinko and Zhejiang Trading, RMB1,047,850,696 guaranteed by Zhejiang Jinko and Jiangxi Heji, RMB249,000,000 guaranteed by shareholders (Xiande Li and Kangping Chen).

The net book value of the total collateralized account receivables, land use right, building, equipment and inventory was RMB385,443,557,
RMB131,554,095, RMB252,501,133, RMB1,859,527,145, RMB171,665,538 respectively as of December 31, 2018.

(b)	Long-term bank borrowings

	As of December 31,
	2017	2018
	RMB	RMB
Long-term bank borrowings	537,654,759	2,141,402,299
Less: Current portion	(157,865,822)	(186,571,525)
Total long-term borrowings	379,788,937	1,954,830,774

Future principal repayments on the long-term borrowings are as follows:

Year ended December 31,	RMB
2019	186,571,525
2020	160,495,200
2021	274,528,000
2022	-
2023	-
Thereafter	1,519,807,574
Total	2,141,402,299

1)	Long-term bank borrowings

In 2016, the Company entered into a 3-year loan agreement with Jiangxi Guochuang Investment Co., Ltd. (“Guochuang”) with the principle amount of RMB 20,000,000 which was interest free. In 2017, the
Company entered into another 3-year loan agreement with Jiangxi Guochuang Investment Co., Ltd. (“Guochuang”) with the principle amount of RMB 50,000,000 which was interest free. Guochuang is a government background entity who provided the interest-free loan to the Company to support its daily operations. The borrowing was collateralized on Jiangxi Jinko’s share pledge.

In 2015, the Company entered into a 3-year loan agreement with Finance and Investment Management Center of Jiangxi Province in China with the principle amount of RMB
20,000,000
and interest rate of 3.0
%. Maturity date of the loan arrangement was extended to December 31, 2019 in the year of 2018. The borrowing was collateralized on the Jiangxi Jinko’s share pledge and guaranteed by Jiangxi Jinko. The loan was not discounted as the impact was immaterial.

In 2015 and 2016, the
Company entered into loan agreements with the Export-Import Bank of China for an aggregate amount of RMB609,283,000, which were repayable from
April 2017
to June 2020. As of December 31 2018, balance of these borrowings amounted to RMB207,948,000, including RMB138,632,000 due on December 31, 2019. The effective interest rate of the borrowings was 5.03% in 2018. The borrowings were guaranteed by Zhejiang Jinko and JinkoSolar Holding.

In 2016, the Company entered into a 10-year loan agreement with China Merchants Bank for a principle amount of RMB87,880,000 with the interest rate of 5.39%, which was repayable from February 2016 to January 2026. As of December 31 2018, the total outstanding balances amounted to RMB67,570,737, including RMB7,939,525 due on December 31, 2019. The borrowing was collateralized on the Group’s certain buildings with the net book value of RMB177,910,416.

In 2017, the Company entered into a 3-year loan agreement with Credit Suisse AG, Singapore Branch with the principle amount of USD6,000,000(RMB
41,179,200
). The interest rate is the aggregate of
5.62% and
LIBOR
. The borrowing was guaranteed by JinkoSolar Holding.

In 2018, the Company entered into a 3-year loan agreement with Credit Suisse AG, Singapore Branch with the principle amount of USD40,000,000(RMB
274,528,000
). The interest rate is the aggregate of 5.62% and
LIBOR
. The borrowing was guaranteed by JinkoSolar Holding.

In 2018, the Company entered into a 7-year loan agreement with a group of lenders including MUFG Bank Mexico, S.A. and BBVA Bancomer. As of December 31, 2018, The Company has drawn down
RMB848,128,343 (USD108,354,612 and MXN
285,626,775
)
 which is due and payable in March 2025. The interest rate is the aggregate of
2% and LIBOR
.
The borrowing was pledged by all the shares and assets with carrying amount of RMB1,101,405,800 as of December 31, 2018 of certain project companies of the Group.

In 2018, the Company entered into a 14-year loan agreement with Inter-American Development Bank and Nederlandse Financierings-Maatschappij Voor Ontwikkelingslandeen N.V.
for an aggregate amount of USD
105,185,805(RMB
721,911,217
).
As of December 31, 2018, the Company has drawn down RMB516,037,145 (USD
75,189,000
) which is due and payable in November 2032. The borrowing was pledged by all of the Group’s rights under the loan agreement and all current and future funds deposited in the designated bank account as well as all of the shares and assets with carrying amount of RMB957,737,602 as of December 31, 2018 of certain project company of the Group.

In 2018, the Company entered into a 7-year loan agreement with MUFG Bank Mexico, S.A and MUFG Bank
Ltd. for an aggregate amount of USD 19,596,403(RMB
134,494,033
). As of December 31, 2018, the Company has drawn down RMB
96,010,874 (USD12,728,442 and MXN
25,521,998
) which is due and payable in October 2025. The interest rate is the aggregate of
2% and LIBOR
.
The borrowing was pledged by all of the shares and assets with carrying amount of RMB196,487,603 as of December 31, 2018 of certain project company of the Group.

2)	Long-term borrowings with embedded warrants

In July 2015, JinkoPower entered into a loan agreement with Credit Suisse and 6 other financial institutions for an eighteen months loan in the principle amount of USD150,000,000 to develop power plant projects. The interest rate is 6% plus LIBOR per annum, and accrued interest is due and payable at the end of every six months. Total debt issuance cost of USD4,000,000 was deducted from the proceeds directly. The loan shall become immediately due and payable upon the occurrence of an IPO of JinkoPower or change of control of JinkoSolar Holding, or any unlawful matter occurs. This financing was guaranteed by Canton Best BVI, Jinko Power Co., Ltd., and a subsidiary of Jinkosolar Holding.

In conjunction with the loan agreement, JinkoPower issued 6,750 warrants or entitlement of 0.675% of JinkoPower's fully diluted share capital to these 7 financial institutions to acquire JinkoPower’s fully-paid ordinary shares. The warrant holders can purchase ordinary shares anytime during the term of the above loan at exercise price which is the Par Value of US$0.0000001. The entitlement of shares expressed as a percentage of JinkoPower’s fully diluted share capital is adjusted based on the time when IPO occurs, as: a) 0.675% if an IPO occurs within 6 months from July 24, 2015
(“Utilisation Date”); b)
1.425% if an IPO occurs after 6 months and within 12 months Utilisation
Date; and
c) 2.10% if an IPO occurs after 12 months of the Utilisation Date. The entitlement of the shares is also subject to adjustment in the case of a non-qualifying IPO event of JinkoPower. Warrant holders can elect for net cash settlement if IPO of JinkoPower occurs.

The warrant holders have the put rights to request JinkoPower to purchase all or part of its outstanding warrants in case of a put event, where a) an IPO occurs prior to the Final Maturity Date of the loan (January 10,
2017); b)
an IPO has not occurred as at the Final Maturity
Date; c)
all of the Loan is repaid, or becomes due and payable, prior to the Final Maturity Date of the loan facility; or
d) an event of default occurs and (if the Loan is then outstanding) there is an acceleration of the loan prior to the Final Maturity Date. The repurchase price is equal to the aggregate of: (a) an amount that would give an internal rate of return of 10% on the aggregate principal amount of the loan, calculated from the Utilisation Date until the later of (i) the date of full repayment of the loan and (ii) the date that falls twelve months after the Utilisation
Date; less
the aggregate principal amount of the loan which has been repaid and all interest paid by JinkoPower at the time of a warrant holder's exercise of the warrant put rights.

In accordance with ASC subtopic 480, the warrants are legally detachable and separately exercisable from the loan and thus accounted for as a freestanding instrument. As the warrant holder can either exercise the warrant to subscribe for fully-paid ordinary shares, or elect for net cash settlement upon the exercise of the warrants, which falls within the scope of ASC 480. Accordingly, the warrants are liability derivatives which need to be fair valued on day one and marked to market subsequently at each reporting period end. The fair value gain or loss arising from the remeasurement is recognized in the consolidated statements of operations and comprehensive income.

Therefore, the loan proceeds are allocated first to the warrants based on their fair value, and the residual is allocated to the base loan facility and creating a discount on debt. The discount on debt resulted from the allocation of the proceeds to warrants and transactions fees allocated to the loan are accounted for under the effective interest method.

The fair value of the warrants at the issuance date of July 24, 2015 was US$10,190,000 (RMB
62,331,211
), and the residual allocated to the loan was US$139,810,000 (RMB
855,203,789
). Total transaction cost was US$ 4,358,118 (RMB
26,658,170
), among which US$ 296,061 (RMB
1,810,978
) allocated to warrants were charged to financial costs as incurred during the year ended December 31, 2015, and US$ 4,062,057 (RMB
24,847,192
) allocated to the loan were recorded as debt discount as the Group has early adopted ASU 201503 in 2015.

The fair value of the warrants at December 31, 2015 was US$ 10,530,000 (RMB
68,377,608
) and the fair value change of US$ 340,000 (RMB
2,096,024
) was recorded in the Company’s consolidated statements of operations and comprehensive income. The effective interest rate of the loan was 13.95% per annum. Total interest cost associated with the loan incurred during the year ended December 31, 2015 was US$ 8,017,525 (RMB
49,954,794
). The carrying value of the loan as of December 31, 2015 was US$139,453,836 (RMB
905,557,426
) due to debt discount amortization of US$ 3,705,892 (RMB
24,064,580
).

In September 2016, JinkoPower refinanced and repaid the loan in advance and the warrants were repurchased at the same time. Total interest cost associated with the loan incurred during the year ended December 31, 2016 was US$18,109,126 (RMB119,050,121).

3)	Financings associated with failed sale-lease back transactions

In 2015, certain subsidiaries of Jinko Power (“seller-lessee”) sold 317MW self-built solar projects (“leased assets”) with carrying amount of RMB1,276,496,254 to different domestic financial leasing companies (“buyer-lessors”) for cash consideration of RMB2,033,000,000 and simultaneously entered into the contracts to lease back the leased assets from the buyer-lessors for 5 to 12 years. As of December 31, 2015, the seller-lessee received RMB1,589,704,880 proceeds in total netting off the transaction costs of RMB53,295,120. Pursuant to the terms of the agreements, seller-lessee is required to pay to the buyer-lessors lease payment over the lease period and is entitled to obtain the ownership of these equipment at a nominal price upon the expiration of the lease.

As the leased assets are considered integral with real estate under ASC 360, the sale-leaseback rules related to real estate are applied. The lease transactions do not qualify as a sale-leaseback transaction as these solar projects are initially invested and build up by seller-lessee with expected useful life of 20 years, and are continuingly maintained by seller-lessee. Seller-lessee has an obligation to repurchase the leased assets upon the expiry of the lease. In addition, after the lease period, seller-lessee will keep using the assets and has no plans to sell or early-disposal.

Accordingly, these transactions are accounted for as financing transactions in accordance with ASC 840. Internal rate of return is used in the computation of interest cost.

As of December 31, 2015, the Company recorded RMB1,268,724,225 under long-term borrowings and RMB149,481,917 as current portion. The weighted average effective interest rate of the financing was 6.55% and interest costs incurred during the year ended December 31, 2015 were RMB9,813,448. These sale-leaseback financings were collateralized by each seller-lessee’s solar power project assets, equity interests, accounts receivable, and also guaranteed by a shareholder, Jinko Power Co., Ltd., and Jiangxi Jinko. The net book value of solar power project assets, equity interest and accounts receivable collateralized were RMB1,276,496,254, RMB862,082,542 and RMB98,147,637 respectively, as of December 31, 2015.

Financings associated with the failed sale-lease back transactions are disposed of as part of the disposition of downstream solar project business. Interest costs incurred during the period from January 1, 2016 through the disposition date amounted to RMB142,644,823 was recorded in the discontinued operations (note 3).